COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of maturity analysis for commitments
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2019 and 2018.

December 31, 2019	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,238	2,238	2,238	—	—	—
Accounts payable and accrued liabilities	3,033	3,033	3,033	—	—	—
Long-term debt	15,967	16,130	—	2,050	2,353	11,727
Lease liabilities	1,725	2,220	230	413	326	1,251
Other long-term financial liabilities	26	26	—	12	7	7
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,287	1,248	39	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,286)	(1,247)	(39)	—	—
Equity derivative instruments	—	(55)	(55)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	9,903	—	—	1,392	8,511
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(10,780)	—	—	(1,753)	(9,027)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,622	1,622	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(1,593)	(1,593)	—	—	—
Net carrying amount of derivatives (asset)	(1,439)
	21,550	22,745	5,476	2,475	2,325	12,469

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2018	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,255	2,255	2,255	—	—	—
Accounts payable and accrued liabilities	3,052	3,052	3,052	—	—	—
Long-term debt	14,290	14,404	900	2,350	2,442	8,712
Other long-term financial liabilities	38	38	1	24	5	8
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,341	1,045	296	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,473)	(1,146)	(327)	—	—
Equity derivative instruments	—	(92)	(92)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	6,920	—	—	1,392	5,528
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,254)	—	—	(1,842)	(6,412)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,560	1,560	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(1,601)	(1,601)	—	—	—
Bond forwards	—	87	87	—	—	—
Net carrying amount of derivatives (asset)	(1,500)
	18,135	18,237	6,061	2,343	1,997	7,836

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2019.

(In millions of dollars)
2020	—
2021	1,450
2022	600
2023	1,753
2024	600
Thereafter	11,727
Total long-term debt	16,130

Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2019.

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Player contracts [1]	95	108	45	—	248
Purchase obligations [2]	312	215	92	41	660
Program rights [3]	620	1,111	1,052	830	3,613

Total commitments	1,027	1,434	1,189	871	4,521

[1]	Toronto Blue Jays players' salary contracts into which we have entered and are contractually obligated to pay.

[2]	Contractual obligations under service, product, and wireless device contracts to which we have committed.
[3]
Agreements into which we have entered to acquire broadcasting rights for programs and films for periods in excess of one year at contract inception.

Disclosure of commitments
Below is a summary of our other contractual commitments that are not included in the table above.

As at December 31
(In millions of dollars)	2019

Acquisition of property, plant and equipment	200
Acquisition of intangible assets	63
Commitments related to associates and joint ventures	312

Total other commitments	575